CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares			3 Months Ended								12 Months Ended
	Nov. 17, 2015	Jul. 28, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Dividends declared per share	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.14	$ 0.00